Exhibit 99.10

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Series Name	2023-7
Collection Period	October 2024
Payment Date	11/20/2024
Transaction Month	12
Anticipated Redemption Date	11/20/2026
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$434,610,000.00	5.67%	11/20/2029
Class A-1b	$100,000,000.00	SOFR +0.95%	11/20/2029
Class B	$40,870,000.00	5.96%	11/20/2029
Class C	$24,520,000.00	6.21%	11/20/2029

Total	$600,000,000.00

Class A-1b Note Interest Derivation

SOFR Adjustment Date	11/13/2024
Compound SOFR for Interest Period	4.80563%
Spread over Compounded SOFR	0.95%
Note Interest Rate	5.75563%
Note Balance at the beginning of the Interest Period	$100,000,000.00
Days in the Interest Period	30
Note Monthly Interest	$479,635.83

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Series 2023-7 Available Funds and other sources of funds
Series 2023-7 Allocation Percentage x Group One Available Funds	$42,086,011.65
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$42,086,011.65

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$47.44	$47.44	$0.00	$0.00	$42,085,964.21
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$42,084,714.21
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$42,084,714.21
Asset Representations Reviewer Fee	$23.09	$23.09	$0.00	$0.00	$42,084,691.12
Supplemental ARR Fee	$105.07	$105.07	$0.00	$0.00	$42,084,586.05
Servicing Fee	$461,419.73	$461,419.73	$0.00	$0.00	$41,623,166.32
Class A-1a Note Interest	$2,053,532.25	$2,053,532.25	$0.00	$0.00	$39,569,634.07
Class A-1b Note Interest	$479,635.83	$479,635.83	$0.00	$0.00	$39,089,998.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,089,998.24
Class B Note Interest	$202,987.67	$202,987.67	$0.00	$0.00	$38,887,010.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,887,010.57
Class C Note Interest	$126,891.00	$126,891.00	$0.00	$0.00	$38,760,119.57
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,760,119.57
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$38,760,119.57
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,760,119.57
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$38,760,119.57
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$38,760,119.57
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$38,760,119.57
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$38,760,119.57
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$38,760,119.57
Class R Interest	$38,760,119.57	$38,760,119.57	$0.00	$0.00	$0.00

Total	$42,086,011.65	$42,086,011.65	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,053,532.25	$0.00	$0.00	$2,053,532.25
Class A-1b	$0.00	$0.00	$479,635.83	$0.00	$0.00	$479,635.83
Class B	$0.00	$0.00	$202,987.67	$0.00	$0.00	$202,987.67
Class C	$0.00	$0.00	$126,891.00	$0.00	$0.00	$126,891.00

Total	$0.00	$0.00	$2,863,046.75	$0.00	$0.00	$2,863,046.75

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.73	$0.00	$4.73
Class A-1b	$1,000.00	$4.80	$0.00	$4.80
Class B	$1,000.00	$4.97	$0.00	$4.97
Class C	$1,000.00	$5.18	$0.00	$5.18

Total	$1,000.00	$4.77	$0.00	$4.77

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$434,610,000.00	1.00	$434,610,000.00	1.00
Class A-1b	$100,000,000.00	1.00	$100,000,000.00	1.00
Class B	$40,870,000.00	1.00	$40,870,000.00	1.00
Class C	$24,520,000.00	1.00	$24,520,000.00	1.00

Total	$600,000,000.00	1.00	$600,000,000.00	1.00

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$300,000,000.00
Ending Principal Funding Account Limit	$300,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.